Consolidated Balance Sheet (Parenthetical)	Jan. 31, 2021 shares
Statement of Financial Position [Abstract]
Subject to possible redemption, shares
Common stock, shares authorized	40,000
Common stock, shares issued	40,000
Common stock, shares outstanding	40,000